UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-3420

                                OPPENHEIMER BOND FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2003, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Bond Fund delivered a competitive yield and total return in the 12 months ended December 31, 2003, largely on the strength of our investments in corporate bonds. Throughout the period, we maintained an above-average weighting in a diverse group of investment-grade bonds as well as a modest investment in bonds rated BBB and below, including investments in high-yield (i.e., non-investment grade, also known as "junk bonds") issues. These "junk bonds" represented such diverse industries as automotive manufacturing, telecommunications and media, among others. Emphasizing this portion of the credit spectrum proved very beneficial as beaten-down BBB and high-yield bonds rapidly regained ground and were major contributors to both yield and total return.
   We also maintained a position in high-coupon mortgage-backed securities throughout the year. These securities gave a boost to the Fund's yield but also increased its volatility. We entered the year anticipating that interest rates and prepayment levels would stabilize. As it turned out, economic woes and the impending war with Iraq exerted a downward pressure on interest rates early in the period, and prepayments continued to rise as homeowners refinanced in record numbers. Our mortgage-backed securities, which generated monthly income from older mortgages with higher coupons, were more sensitive to this change in interest rates. That risk led to price weakness, and for several months our holdings underperformed in comparison to lower-coupon mortgage backed securities. Following the mid-summer turnaround in rates, however, the market showed renewed interest in these securities and their prices recovered significantly.
   Expecting a year of stable or possibly rising rates, we shortened the Fund's duration early on. Initially, when rates declined, this positioning hurt the Fund. But, as the economic picture brightened and rates quickly reversed course, our short duration proved to be an advantage, insulating the Fund from rapid price declines and making it more competitive. By August rates had reached levels that, in our opinion, seemed reasonable in light of the economic situation. We extended the duration to neutral (i.e., roughly the same as the benchmark index).
   Our investments in Treasury and agency securities performed well but accounted for a much lesser portion of the fund's overall results.





                           6 | OPPENHEIMER BOND FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2003. In the case of Class A and Class B shares, performance is measured for the ten year period commencing December 31, 1993. In the case of Class C shares, performance is measured from inception of the class on July 11, 1995. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on April 27, 1998. The performance information for the Lehman Brothers Credit Index in the graphs begins on December 31, 1993 for Class A and Class B, June 30, 1995 for Class C, February 28, 2001 for Class N and April 30, 1998 for Class Y shares. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. There are no sales charges on Class Y shares. Past performance cannot guarantee future results.
   The Fund's performance is compared to the performance of the Lehman Brothers Credit Index, formerly known as Lehman Brothers Corporate Bond Index, a broad-based, unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                           7 | OPPENHEIMER BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
        Oppenheimer Bond Fund (Class A)
        Lehman Brothers Credit Index

[LINE CHART]
                 Oppenheimer Bond Fund (Class A)   Lehman Brothers Credit Index
12/31/1993       $ 9,525                           $10,000
03/31/1994         9,224                             9,648
06/30/1994         9,094                             9,496
09/30/1994         9,136                             9,566
12/31/1994         9,157                             9,607
03/31/1995         9,611                            10,176
06/30/1995        10,210                            10,933
09/30/1995        10,305                            11,191
12/31/1995        10,707                            11,744
03/31/1996        10,566                            11,440
06/30/1996        10,618                            11,492
09/30/1996        10,857                            11,722
12/31/1996        11,228                            12,130
03/31/1997        11,212                            12,008
06/30/1997        11,644                            12,502
09/30/1997        12,059                            12,992
12/31/1997        12,366                            13,371
03/31/1998        12,577                            13,575
06/30/1998        12,837                            13,925
09/30/1998        13,054                            14,430
12/31/1998        13,059                            14,517
03/31/1999        13,000                            14,414
06/30/1999        12,833                            14,188
09/30/1999        12,786                            14,228
12/31/1999        12,844                            14,233
03/31/2000        12,961                            14,437
06/30/2000        13,070                            14,615
09/30/2000        13,319                            15,063
12/31/2000        13,589                            15,570
03/31/2001        14,127                            16,235
06/30/2001        14,272                            16,408
09/30/2001        14,791                            17,037
12/31/2001        14,547                            17,189
03/31/2002        14,486                            17,144
06/30/2002        14,901                            17,640
09/30/2002        15,641                            18,431
12/31/2002        16,010                            18,998
03/31/2003        16,284                            19,454
06/30/2003        16,760                            20,387
09/30/2003        16,832                            20,358
12/31/2003        16,949                            20,459

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND WITH
SALES CHARGE AT 12/31/03
1-Year 0.84%      5-Year 4.33%      10-Year 5.42%      Inception Date 4/15/88



                           8 | OPPENHEIMER BOND FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
        Oppenheimer Bond Fund (Class B)
        Lehman Brothers Credit Index

[LINE CHART]
                Oppenheimer Bond Fund (Class B)   Lehman Brothers Credit Index
12/31/1993       $10,000                          $10,000
03/31/1994         9,662                            9,648
06/30/1994         9,518                            9,496
09/30/1994         9,543                            9,566
12/31/1994         9,547                            9,607
03/31/1995        10,002                           10,176
06/30/1995        10,606                           10,933
09/30/1995        10,684                           11,191
12/31/1995        11,080                           11,744
03/31/1996        10,902                           11,440
06/30/1996        10,946                           11,492
09/30/1996        11,172                           11,722
12/31/1996        11,522                           12,130
03/31/1997        11,494                           12,008
06/30/1997        11,914                           12,502
09/30/1997        12,316                           12,992
12/31/1997        12,606                           13,371
03/31/1998        12,797                           13,575
06/30/1998        13,037                           13,925
09/30/1998        13,231                           14,430
12/31/1998        13,212                           14,517
03/31/1999        13,127                           14,414
06/30/1999        12,922                           14,188
09/30/1999        12,863                           14,228
12/31/1999        12,905                           14,233
03/31/2000        13,022                           14,437
06/30/2000        13,132                           14,615
09/30/2000        13,382                           15,063
12/31/2000        13,653                           15,570
03/31/2001        14,194                           16,235
06/30/2001        14,339                           16,408
09/30/2001        14,861                           17,037
12/31/2001        14,615                           17,189
03/31/2002        14,554                           17,144
06/30/2002        14,971                           17,640
09/30/2002        15,714                           18,431
12/31/2002        16,086                           18,998
03/31/2003        16,361                           19,454
06/30/2003        16,839                           20,387
09/30/2003        16,911                           20,358
12/31/2003        17,029                           20,459

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND WITH
SALES CHARGE AT 12/31/03
1-Year 0.05%      5-Year 4.22%      10-Year 5.47%         Inception Date 5/3/93

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                           9 | OPPENHEIMER BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
        Oppenheimer Bond Fund (Class C)
        Lehman Brothers Credit Index

[LINE CHART]
             Oppenheimer Bond Fund (Class C)  Lehman Brothers Credit Index
07/11/1995   $10,000                          $10,000
09/30/1995    10,007                           10,236
12/31/1995    10,376                           10,742
03/31/1996    10,212                           10,464
06/30/1996    10,243                           10,512
09/30/1996    10,464                           10,722
12/31/1996    10,791                           11,095
03/31/1997    10,766                           10,983
06/30/1997    11,158                           11,436
09/30/1997    11,535                           11,883
12/31/1997    11,805                           12,230
03/31/1998    11,984                           12,417
06/30/1998    12,208                           12,737
09/30/1998    12,391                           13,199
12/31/1998    12,373                           13,279
03/31/1999    12,294                           13,184
06/30/1999    12,102                           12,978
09/30/1999    12,046                           13,015
12/31/1999    12,067                           13,019
03/31/2000    12,165                           13,205
06/30/2000    12,232                           13,368
09/30/2000    12,455                           13,778
12/31/2000    12,683                           14,241
03/31/2001    13,148                           14,850
06/30/2001    13,271                           15,008
09/30/2001    13,714                           15,583
12/31/2001    13,462                           15,723
03/31/2002    13,382                           15,681
06/30/2002    13,753                           16,135
09/30/2002    14,411                           16,859
12/31/2002    14,709                           17,378
03/31/2003    14,950                           17,794
06/30/2003    15,343                           18,648
09/30/2003    15,393                           18,621
12/31/2003    15,471                           18,714

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 4.18%    5-Year 4.57%    Since Inception 5.29%    Inception Date 7/11/95




                           10 | OPPENHEIMER BOND FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
        Oppenheimer Bond Fund (Class N)
        Lehman Brothers Credit Index

[LINE CHART]
              Oppenheimer Bond Fund (Class N)      Lehman Brothers Credit Index
03/01/2001    $10,000                              $10,000
03/31/2001     10,025                               10,062
06/30/2001     10,136                               10,169
09/30/2001     10,496                               10,559
12/31/2001     10,318                               10,653
03/31/2002     10,268                               10,625
06/30/2002     10,567                               10,932
09/30/2002     11,088                               11,423
12/31/2002     11,321                               11,775
03/31/2003     11,519                               12,057
06/30/2003     11,833                               12,635
09/30/2003     11,883                               12,617
12/31/2003     11,944                               12,680

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 4.51%              Since Inception 6.47%          Inception Date 3/1/01

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.




                           11 | OPPENHEIMER BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
        Oppenheimer Bond Fund (Class Y)
        Lehman Brothers Credit Index

[LINE CHART]
                Oppenheimer Bond Fund (Class Y)   Lehman Brothers Credit Index
04/27/1998      $10,000                           $10,000
06/30/1998       10,254                            10,193
09/30/1998       10,436                            10,563
12/31/1998       10,440                            10,627
03/31/1999       10,405                            10,551
06/30/1999       10,272                            10,386
09/30/1999       10,250                            10,416
12/31/1999       10,297                            10,419
03/31/2000       10,380                            10,568
06/30/2000       10,471                            10,698
09/30/2000       10,667                            11,026
12/31/2000       11,031                            11,397
03/31/2001       11,464                            11,884
06/30/2001       11,594                            12,011
09/30/2001       12,027                            12,471
12/31/2001       11,836                            12,583
03/31/2002       11,797                            12,550
06/30/2002       12,163                            12,913
09/30/2002       12,784                            13,492
12/31/2002       13,088                            13,907
03/31/2003       13,340                            14,241
06/30/2003       13,732                            14,924
09/30/2003       13,820                            14,902
12/31/2003       13,920                            14,976


AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/03
1-Year 6.35%   5-Year 5.92%    Since Inception 6.00%      Inception Date 4/27/98

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.




                           12 | OPPENHEIMER BOND FUND

NOTES
--------------------------------------------------------------------------------


Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the funds, and may be obtained by asking your financial advisor, calling us at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 4/15/88. The Fund's maximum sales charge for Class A shares was lower prior to 3/29/91, so actual performance may have been higher. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                           13 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--23.1%
 AQ Finance NIM Trust, Home Equity Collateralized
 Mtg. Obligations, Series 2002-1, Cl. Note,
 9.50%, 6/25/32 1                                        $   53,087    $    53,087
-----------------------------------------------------------------------------------
 Bank One Auto Securitization Trust, Automobile
 Receivables, Series 2003-1, Cl. A2, 1.29%, 8/21/06       3,990,000      3,989,074
-----------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan
 Certificates, Series 2003-A, Cl. A2,
 1.45%, 11/25/05 1                                        6,045,141      6,054,963
-----------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile
 Mtg.-Backed Nts., Series 2002-4, Cl. A2B,
 1.74%, 1/17/05 1                                         1,638,579      1,641,098
-----------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan
 Pass-Through Certificates, Series 2003-A, Cl. A2,
 1.25%, 10/25/05                                          3,120,000      3,121,270
-----------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan
 Asset-Backed Certificates:
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18 1                 1,471,840      1,471,452
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18                   4,266,695      4,276,609
-----------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed
 Certificates, Home Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.199%, 8/25/17 2                2,289,211      2,289,497
 Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 2                 5,035,453      5,036,693
-----------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile
 Loan Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.26%, 1/16/06 1                  1,970,000      1,971,292
 Series 2003-B, Cl. A2, 1.287%, 3/15/06                   2,430,000      2,430,828
-----------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home
 Equity Collateralized Mtg. Obligations:
 Series 2002-1, Cl. AF1, 2.474%, 9/25/32                  1,961,466      1,966,313
 Series 2003-2, Cl. AF1, 1.219%, 5/25/33 1,2              2,339,347      2,339,248
 Series 2003-3, Cl. AF1, 1.261%, 8/25/33 1,2              3,252,197      3,252,272
-----------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                       759,563        760,817
 Series 2003-A, Cl. A2, 1.52%, 12/8/05                    6,920,000      6,932,525
 Series 2003-B, Cl. A2, 1.61%, 7/8/06                     7,480,000      7,423,152
-----------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Loan
 Pass-Through Certificates, Series 2002-D, Cl.
 A2A, 2.10%, 3/15/05                                      2,040,669      2,045,740
-----------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle
 Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                    2,813,382      2,823,004
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                    6,128,608      6,139,132
-----------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile
 Receivables Obligations:
 Series 2002-3, Cl. A2, 2.26%, 12/18/04                     463,097        463,628
 Series 2002-4, Cl. A2, 1.66%, 6/15/05                    1,837,397      1,840,560
 Series 2003-2, Cl. A2, 1.34%, 12/21/05                   5,646,000      5,651,754
 Series 2003-3, Cl. A2, 1.52%, 4/21/06                    7,690,000      7,702,616
 Series 2003-4, Cl. A2, 1.58%, 7/17/06                    6,460,000      6,470,505
-----------------------------------------------------------------------------------
 Household Automotive Trust, Automobile Loan Certificates:
 Series 2002-2, Cl. A2, 2.15%, 12/19/05                     744,567        745,924
 Series 2003-2, Cl. A2, 1.56%, 12/18/06                   3,270,000      3,274,386
-----------------------------------------------------------------------------------
 Lease Investment Flight Trust, Collateralized
 Aviation Obligations, Series 1A, Cl. D2,
 8%, 7/15/31 1                                            3,022,949         45,344
-----------------------------------------------------------------------------------
 Litigation Settlement Monetized Fee Trust,
 Asset-Backed Certificates, Series 2001-1A, Cl. A1,
 8.33%, 4/25/31 1                                         2,472,112      2,435,803




                           14 | OPPENHEIMER BOND FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES Continued
 M&I Auto Loan Trust, Automobile Loan Certificates:
 Series 2002-1, Cl. A2, 1.95%, 7/20/05                  $   148,891  $     149,045
 Series 2002-1, Cl. A3, 2.49%, 10/22/07                   4,920,000      4,962,738
 Series 2003-1, Cl. A2, 1.60%, 7/20/06                    5,490,000      5,492,108
-----------------------------------------------------------------------------------
 MMCA Auto Lease Trust, Auto Retail Installment
 Contracts, Series 2002-A, Cl. A2, 1.29%, 5/16/05 2,3     1,123,769      1,124,606
-----------------------------------------------------------------------------------
 MSF Funding LLC, Collateralized Mtg. Obligations,
 Series 2000-1, Cl. C, 8.491%, 7/25/07 1,2                  401,919         60,288
-----------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations,
 Series 1999-I, Cl. ECFD, 8.75%, 12/25/28 1               1,791,755        519,108
-----------------------------------------------------------------------------------
 Nissan Auto Lease Trust, Auto Lease Obligations:
 Series 2002-A, Cl. A2, 1.86%, 11/15/04 1                 2,217,485      2,219,579
 Series 2003-A, Cl. A2, 1.69%, 12/15/05                   4,000,000      4,011,082
-----------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Automobile
 Receivable Nts., Series 2003-B, Cl. A2, 1.20%, 11/15/05  7,540,000      7,542,947
-----------------------------------------------------------------------------------
 Salomon Smith Barney Auto Loan Trust, Asset-Backed
 Auto Loan Obligations, Series 2002-1, Cl. A2,
 1.83%, 9/15/05 1                                         2,071,720      2,076,055
-----------------------------------------------------------------------------------
 Tobacco Settlement Authority, Asset-Backed Securities,
 Series 2001-A, 6.79%, 6/1/10                             1,330,000      1,347,676
-----------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile
 Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                    1,906,482      1,931,995
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                    7,093,973      7,100,439
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                    4,800,000      4,802,484
-----------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
 Series 2002-1, Cl. A3, 2.41%, 10/16/06                   2,786,136      2,806,155
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                    4,500,000      4,501,717
-----------------------------------------------------------------------------------
 Volkswagen Auto Lease Trust, Automobile Lease
 Asset-Backed Securities, Series 2002-A, Cl. A2,
 1.77%, 2/20/05                                           2,954,186      2,959,191
-----------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile
 Loan Receivables:
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                   3,150,000      3,148,831
 Series 2003-2, Cl. A2, 1.55%, 6/20/06                    3,720,000      3,726,004
-----------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables:
 Series 2002-1, Cl. A2, 1.88%, 6/15/05                    7,186,330      7,205,882
 Series 2003-1, Cl. A2A, 1.40%, 4/15/06                   7,130,000      7,136,197
                                                                     --------------
 Total Asset-Backed Securities (Cost $173,186,974)                     169,472,713

-----------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--41.7%
-----------------------------------------------------------------------------------
 GOVERNMENT AGENCY--38.5%
-----------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED--38.3%
 Federal Home Loan Mortgage Corp.:
 5%, 1/1/34 4                                             4,581,000      4,522,308
 7%, 9/1/33-11/1/33                                       9,832,093     10,427,780
 8%, 4/1/16                                               2,119,793      2,275,303
 9%, 3/1/17-5/1/25                                          594,976        662,834
 12.50%, 4/1/14                                               3,562          4,085
 13.50%, 11/1/10                                              6,791          7,797
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Mtg.
 Pass-Through Participation Certificates, Series 151,
 Cl. F, 9%, 5/15/21                                         118,510        118,710




                           15 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 FHLMC/FNMA/SPONSORED Continued
 Federal Home Loan Mortgage Corp., Gtd. Real Estate
 Mtg. Investment Conduit Multiclass Pass-Through
 Certificates:
 Series 2500, Cl. FD, 1.62%, 3/15/32 2                 $  1,698,814   $  1,687,731
 Series 2526, Cl. FE, 1.52%, 6/15/29 2                    1,955,383      1,949,822
 Series 2551, Cl. FD, 1.52%, 1/15/33 2                    1,694,293      1,701,180
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only
 Stripped Mtg.-Backed Security:
 Series 176, Cl. IO, (0.11)%, 6/1/26 5                    2,401,211        401,346
 Series 177, Cl. B, (2.489)%, 7/1/26 5                    4,025,899        710,549
 Series 183, Cl. IO, 3.34%, 4/1/27 5                      3,882,983        661,236
 Series 184, Cl. IO, 0.119%, 12/1/26 5                    3,814,176        642,496
 Series 206, Cl. IO, (20.375)%, 12/15/29 5                1,608,875        291,006
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-
 Through Securities, Collateralized Mtg. Obligations:
 Series H006, Cl. A1, 1.724%, 4/15/08                     1,117,886      1,117,017
 Series T-42, Cl. A2, 5.50%, 2/25/42                        754,999        767,952
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 1/1/34 4                                            17,613,000     17,431,375
 5.50%, 1/14/34 4                                        25,757,000     26,095,061
 6.50%, 1/25/34 4                                        75,378,000     78,840,715
 7%, 1/1/09-11/1/33                                       5,773,872      6,124,697
 7%, 7/1/32-1/25/34 4                                   107,078,811    113,403,779
 7.50%, 2/1/08-3/1/08                                        45,254         48,060
 8.50%, 7/1/32                                              642,245        693,569
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Collateralized Mtg.
 Obligations, Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates:
 Trust 1992-34, Cl. G, 8%, 3/25/22                           96,783        101,912
 Trust 2002-77, Cl. WF, 1.52%, 12/18/32 2                 2,938,340      2,947,481
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Mtg.
 Pass-Through Certificates, 8%, 8/1/17                       42,370         45,633
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates, Trust
 2003-81, Cl. PA, 5%, 2/25/12                             1,464,826      1,500,345
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg.
 Investment Conduit Pass-Through Certificates
 Interest-Only Stripped Mtg.-Backed Security:
 Trust 2002-47, Cl. NS, 24.442%, 4/25/32 5                5,686,487        583,812
 Trust 2002-51, Cl. S, 24.442%, 8/25/32 5                 5,221,423        531,139
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only
 Stripped Mtg.-Backed Security:
 Trust 222, Cl. 2, (2.144)%, 6/1/23 5                     5,057,342        949,832
 Trust 240, Cl. 2, (4.525)%, 9/1/23 5                     7,993,109      1,477,763
 Trust 252, Cl. 2, (6.48)%, 11/1/23 5                     5,589,587      1,120,601
 Trust 273, Cl. 2, (0.977)%, 7/1/26 5                     1,738,603        293,535
 Trust 303, Cl. IO, (17.835)%, 11/1/29 5                    660,587        122,601
 Trust 2002-52, Cl. SD, 6.90%, 9/25/32 5                  7,145,215        655,603
                                                                     --------------
                                                                       280,916,665





                           16 | OPPENHEIMER BOND FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 GNMA/GUARANTEED--0.2%
 Government National Mortgage Assn.:
 4.75%, 7/20/25-7/20/27                                   $  74,010  $      75,785
 7%, 7/15/09                                                 42,498         45,611
 8%, 6/15/05-10/15/06                                       126,924        132,995
 8.50%, 8/15/17-12/15/17                                    711,584        789,837
 9%, 2/15/09-6/15/09                                         30,500         33,523
 10%, 11/15/09                                               28,421         31,295
 10.50%, 12/15/17-5/15/21                                    77,359         87,778
 11%, 10/20/19                                              108,432        122,634
 12%, 5/15/14                                                   762            879
                                                                     --------------
                                                                         1,320,337

-----------------------------------------------------------------------------------
 PRIVATE--3.2%
-----------------------------------------------------------------------------------
 COMMERCIAL--1.9%
 Asset Securitization Corp., Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-D2, Cl. A3, 7.515%, 2/14/29 2                      127            134
 Series 1996-MD6, Cl. A3, 7.361%, 11/13/29 2                800,000        901,582
-----------------------------------------------------------------------------------
 Asset Securitization Corp., Interest-Only Stripped
 Mtg.-Backed Security Collateralized Mtg. Obligations,
 Series 1997-D4, Cl. PS1, 8.347%, 4/14/29 5              48,836,513      2,214,775
-----------------------------------------------------------------------------------
 Capital Lease Funding Securitization LP, Interest-Only
 Corporate-Backed Pass-Through Certificates, Series
 1997-CTL1, 9.268%, 6/22/24 3,5                          11,223,749        424,321
-----------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Commercial Mtg.
 Obligations, Series 1996-C1, Cl. D, 7.699%,
 12/25/20 1,2                                               236,181        236,789
-----------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Interest-Only
 Stripped Mtg.- Backed Security, Series 1996-C1, Cl.
 X-2, (33.333)%, 12/25/20 1,5                             3,874,342          1,211
-----------------------------------------------------------------------------------
 DLJ Commercial Mortgage Corp., Commercial Mtg.
 Pass-Through Certificates,
 Series 1999-STF1, Cl. B6, 7/5/08 1,6                    21,426,669         21,427
-----------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg.
 Obligations, Series 1996-CF1, Cl. A3,
 8.033%, 3/13/28 2                                        2,000,000      2,152,815
-----------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp.,
 Commercial Mtg. Obligations, Series 2000-C9,
 Cl. A2, 7.77%, 10/15/32                                  5,000,000      5,859,437
-----------------------------------------------------------------------------------
 Lehman Brothers Commercial Conduit Mortgage Trust,
 Interest-Only Stripped Mtg.-Backed Security, Series
 1998-C1, Cl. IO, 10.431%, 2/18/28 5                     14,843,344        525,950
-----------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg.
 Obligations, Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1     409,830        390,329
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc.,
 Interest-Only Commercial Mtg. Pass-Through
 Certificates, Series 1999-C1, Cl. X,
 10.241%, 5/18/32 5                                     268,759,911      1,266,316
                                                                     --------------
                                                                        13,995,086

-----------------------------------------------------------------------------------
 OTHER--0.3%
 CIT Equipment Collateral, Equipment Receivable-Backed
 Nts., Series 2003-EF1, Cl. A2, 1.49%, 12/20/05           1,900,000      1,900,923
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VI, Inc.,
 Interest-Only Stripped Mtg.-Backed Security,
 Series 1987-3, Cl. B, (21.587)%, 10/23/17 5                 33,453          8,554
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VI, Inc.,
 Principal-Only Stripped Mtg.-Backed Security, Series
 1987-3, Cl. A, 2.521%, 10/23/17 7                           49,510         45,483
                                                                     --------------
                                                                         1,954,960





                           17 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 RESIDENTIAL--1.0%
 ARC Net Interest Margin Trust, Collateralized Mtg.
 Obligations, Series 2001-6A, Cl. A, 7.25%, 10/27/31 1   $    28,158   $    26,593
-----------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc.,
 Commercial Mtg. Pass-Through Certificates, Series
 1996-B, Cl. 1, 6.865%, 4/25/26 1,2                          340,699       296,195
-----------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg.
 Obligations Pass-Through Certificates, Series 2002-AL1,
 Cl. B2, 3.45%, 2/25/32                                    3,002,277     2,708,557
-----------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp.,
 Collateralized Mtg. Obligations Pass-Through
 Certificates, Series 2003-AR7, Cl. A1,
 1.507%, 8/25/33 2                                         4,107,008     4,110,122
                                                                     --------------
                                                                         7,141,467
                                                                     --------------
 Total Mortgage-Backed Obligations (Cost $302,588,390)                 305,328,515

-----------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--26.2%
 Federal Home Loan Bank Unsec. Bonds:
 2.875%, 12/15/06                                         19,320,000    19,472,203
 4.875%, 11/15/13                                          1,800,000     1,823,002
-----------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp. Unsec. Nts.,
 4.50%, 1/15/13                                            4,020,000     4,007,052
-----------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07                                            8,600,000     8,989,098
 5.25%, 6/15/06                                           15,000,000    16,055,160
 5.50%, 2/15/06                                            8,375,000     8,970,329
 6.375%, 6/15/09                                          20,400,000    23,095,248
-----------------------------------------------------------------------------------
 Freddie Mac Unsec. Nts., 6.875%, 9/15/10                  7,600,000     8,838,884
-----------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds:
 5.375%, 11/13/08                                          2,590,000     2,797,089
 7.125%, 5/1/30                                            1,754,000     2,110,985
-----------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 4.25%, 8/15/13                                           10,447,000    10,463,329
 5.375%, 2/15/31                                           4,842,000     5,051,005
 5.50%, 8/15/28 8                                         25,259,000    26,317,731
 6.125%, 11/15/27                                         13,752,000    15,508,612
 6.25%, 5/15/30                                            4,189,000     4,835,350
 8.875%, 8/15/17                                           6,664,000     9,439,976
 STRIPS, 2.99%, 2/15/10 9                                  2,490,000     1,982,234
 STRIPS, 3.42%, 2/15/11 9                                 10,959,000    8,242,395
 STRIPS, 4.96%, 2/15/16 9                                  2,721,000     1,500,637
 STRIPS, 5.52%, 11/15/26 9                                 7,170,000     2,040,797
-----------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3%, 11/15/07                                             6,200,000      6,255,223
 3.25%, 12/15/08                                            609,000        613,330
 6.50%, 2/15/10                                           3,000,000      3,487,032
                                                                    --------------
 Total U.S. Government Obligations (Cost $192,936,591)                 191,896,701

-----------------------------------------------------------------------------------
 FOREIGN GOVERNMENT OBLIGATIONS--0.4%
 United Mexican States Nts., 7.50%, 1/14/12
 (Cost $2,393,099)                                         2,370,000     2,679,285




                           18 | OPPENHEIMER BOND FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--30.7%
-----------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--7.7%
-----------------------------------------------------------------------------------
 AUTO COMPONENTS--0.5%
 Delphi Corp., 6.55% Nts., 6/15/06                      $ 3,145,000  $   3,376,623
-----------------------------------------------------------------------------------
 AUTOMOBILES--2.7%
 American Honda Finance Corp., 3.85% Nts., 11/6/08          945,000        952,586
-----------------------------------------------------------------------------------
 DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06    3,765,000      4,036,065
-----------------------------------------------------------------------------------
 Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32       1,090,000      1,224,988
-----------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub.
 Nts., 8/28/12                                            1,505,000      1,621,773
-----------------------------------------------------------------------------------
 General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33   4,980,000      5,798,229
-----------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12               5,900,000      6,401,494
                                                                     --------------
                                                                        20,035,135

-----------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.8%
 Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11  1,685,000      1,861,925
-----------------------------------------------------------------------------------
 D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11  1,555,000      1,772,700
-----------------------------------------------------------------------------------
 Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                725,000        745,135
-----------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                 1,685,000      1,868,244
                                                                     --------------
                                                                         6,248,004

-----------------------------------------------------------------------------------
 MEDIA--3.1%
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec.
 Nts., 7/15/09                                            1,550,000      1,847,809
-----------------------------------------------------------------------------------
 Liberty Media Corp., 3.50% Nts., 9/25/06                 1,810,000      1,820,451
-----------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec.
 Debs., 12/1/45                                           2,575,000      3,055,289
-----------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80%
 Sr. Unsec. Debs., 2/1/12                                 4,960,000      6,479,645
-----------------------------------------------------------------------------------
 Time Warner Cos., Inc., 9.125% Debs., 1/15/13            3,080,000      3,920,711
-----------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23                                  567,000        704,790
 10.15% Sr. Nts., 5/1/12                                  1,037,000      1,386,385
-----------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.75% Sr. Nts., 3/30/06           3,130,000      3,406,110
                                                                     --------------
                                                                        22,621,190

-----------------------------------------------------------------------------------
 MULTILINE RETAIL--0.3%
 May Department Stores Co., 10.625% Debs., 11/1/10          405,000        542,324
-----------------------------------------------------------------------------------
 Sears Roebuck Acceptance Corp., 3.07% Nts.,
 Series VII, 2/25/04 2                                    1,660,000      1,662,862
                                                                     --------------
                                                                         2,205,186

-----------------------------------------------------------------------------------
 SPECIALTY RETAIL--0.3%
 Gap, Inc. (The), 6.90% Nts., 9/15/07                     1,775,000      1,968,031
-----------------------------------------------------------------------------------
 CONSUMER STAPLES--1.3%
-----------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.3%
 Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                4,645,000      5,304,242
-----------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09 1,6,10,11      476,601             --





                           19 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING Continued
 Safeway, Inc.:
 3.80% Sr. Unsec. Nts., 8/15/05                         $   850,000  $     868,226
 4.80% Sr. Unsec. Nts., 7/16/07                           3,490,000      3,625,311
                                                                     --------------
                                                                         9,797,779

-----------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.0%
 Styling Technology Corp., 10.875% Sr. Unsec. Sub.
 Nts., 7/1/08 1,6,10                                        145,000             --
-----------------------------------------------------------------------------------
 ENERGY--0.5%
-----------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.0%
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08          200,000        189,000
-----------------------------------------------------------------------------------
 OIL & GAS--0.5%
 Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27        1,570,000      1,860,450
-----------------------------------------------------------------------------------
 PF Export Receivables Master Trust, 3.748% Sr. Nts.,
 Series B, 6/1/13 3                                       1,700,000      1,658,053
                                                                     --------------
                                                                         3,518,503

-----------------------------------------------------------------------------------
 FINANCIALS--8.4%
-----------------------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 Credit Suisse First Boston, Inc. (USA), 6.125%
 Nts., 11/15/11                                           3,575,000      3,898,330
-----------------------------------------------------------------------------------
 COMMERCIAL BANKS--1.0%
 Dime Capital Trust I, 9.33% Capital Securities,
 Series A, 5/6/27                                         2,990,000      3,664,078
-----------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12                2,875,000      3,283,851
                                                                     --------------
                                                                         6,947,929

-----------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--1.9%
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12    3,205,000      3,792,454
-----------------------------------------------------------------------------------
 Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32        1,790,000      1,945,549
-----------------------------------------------------------------------------------
 Franklin Resources, Inc., 3.70% Nts., 4/15/08            1,500,000      1,493,322
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 3.375% Nts.,
 Series B, 9/14/07                                        2,190,000      2,220,204
-----------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12                       3,580,000      4,004,724
                                                                     --------------
                                                                        13,456,253

-----------------------------------------------------------------------------------
 INSURANCE--3.8%
 AXA, 8.60% Unsec. Sub. Nts., 12/15/30                    2,730,000      3,453,570
-----------------------------------------------------------------------------------
 Farmers Insurance Exchange, 8.625% Nts., 5/1/24 3        1,500,000      1,572,092
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The),
 2.375% Nts., 6/1/06                                      1,275,000      1,269,350
-----------------------------------------------------------------------------------
 John Hancock Global Funding II:
 5% Nts., 7/27/07 3                                       3,650,000      3,880,647
 7.90% Nts., 7/2/10 3                                     2,415,000      2,881,501
-----------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12  2,985,000      3,120,623
-----------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C,
 12/18/23 3                                               4,820,000      5,967,213
-----------------------------------------------------------------------------------
 Prudential Insurance Co. of America, 8.30% Nts.,
 7/1/25 3                                                 4,680,000      5,740,689
                                                                     --------------
                                                                        27,885,685





                           20 | OPPENHEIMER BOND FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 REAL ESTATE--1.2%
 EOP Operating LP:
 6.763% Sr. Unsec. Nts., 6/15/07                        $   560,000  $     620,717
 7.75% Unsec. Nts., 11/15/07                              3,363,000      3,858,488
-----------------------------------------------------------------------------------
 Shopping Center Associates, 6.75% Sr. Unsec. Nts.,
 1/15/04 3                                                  700,000        700,920
-----------------------------------------------------------------------------------
 Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
 6/15/07                                                  3,500,000      3,739,684
                                                                     --------------
                                                                         8,919,809

-----------------------------------------------------------------------------------
 HEALTH CARE--1.4%
-----------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.9%
 Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06              1,395,000      1,535,555
-----------------------------------------------------------------------------------
 Cardinal Health, Inc., 4.45% Nts., 6/30/05               2,980,000      3,093,055
-----------------------------------------------------------------------------------
 Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts.,
 4/15/11                                                  1,710,000      2,057,576
                                                                     --------------
                                                                         6,686,186

-----------------------------------------------------------------------------------
 PHARMACEUTICALS--0.5%
 Wyeth, 5.875% Nts., 3/15/04                              3,750,000      3,783,945
-----------------------------------------------------------------------------------
 INDUSTRIALS--3.3%
-----------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.0%
 Boeing Capital Corp., 7.375% Sr. Nts., 9/27/10           3,452,000      3,973,293
-----------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11         2,270,000      2,629,187
-----------------------------------------------------------------------------------
 Raytheon Co., 6.50% Unsec. Nts., 7/15/05                   830,000        884,835
                                                                     --------------
                                                                         7,487,315

-----------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.7%
 Allied Waste North America, Inc., 10% Sr. Unsec. Sub.
 Nts., Series B, 8/1/09                                   1,510,000      1,638,350
-----------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub.
 Nts., 8/1/07 1                                             150,000        143,625
-----------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring,
 Inc., 7.375% Sr. Unsec. Nts., 8/15/05 1                    100,000         92,500
-----------------------------------------------------------------------------------
 Safety-Kleen Corp.,
 9.25% Sr. Unsec. Nts., 5/15/09 1,6,10                      500,000         25,000
-----------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28                                       700,000        755,710
 7.375% Sr. Unsub. Nts., 8/1/10                           1,890,000      2,186,849
                                                                     --------------
                                                                         4,842,034

-----------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.3%
 General Electric Capital Corp., 6.75% Nts.,
 Series A, 3/15/32                                          800,000        888,641
-----------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 7.45% Sr. Bonds,
 11/24/33 3                                               1,765,000      1,845,050
-----------------------------------------------------------------------------------
 Tyco International Group SA, 6.75% Sr. Unsub.
 Nts., 2/15/11                                            5,900,000      6,475,250
                                                                     --------------
                                                                         9,208,941

-----------------------------------------------------------------------------------
 MARINE--0.0%
 Navigator Gas Transport plc, 10.50% First Priority
 Ship Mtg. Nts., 6/30/07 1,6,10                             300,000        127,500
-----------------------------------------------------------------------------------
 ROAD & RAIL--0.3%
 CSX Corp., 6.25% Unsec. Nts., 10/15/08                   2,175,000      2,386,138




                           21 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--0.0%
-----------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.0%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts.,
 1/15/07 1,6                                           $    200,000  $     105,500
-----------------------------------------------------------------------------------
 MATERIALS--0.9%
-----------------------------------------------------------------------------------
 CHEMICALS--0.0%
 Morton International, Inc., 9.65% Credit Sensitive
 Nts., 6/1/20                                                85,000        113,267
-----------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.9%
 MeadWestvaco Corp., 2.75% Nts., 12/1/05                  2,865,000      2,842,089
-----------------------------------------------------------------------------------
 Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05      3,190,000      3,321,932
                                                                     --------------
                                                                         6,164,021

-----------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--3.1%
-----------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--2.6%
 British Telecommunications plc, 7.875% Nts., 12/15/05    2,740,000      3,021,168
-----------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts., 5/15/11     1,960,000      2,321,022
-----------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50%
 Unsub. Nts., 6/15/10                                     2,800,000      3,390,722
-----------------------------------------------------------------------------------
 France Telecom SA:
 8.45% Sr. Unsec. Nts., 3/1/06                            1,675,000      1,872,084
 9.75% Sr. Unsec. Nts., 3/1/31 2                          1,270,000      1,693,215
-----------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32                3,825,000      4,534,583
-----------------------------------------------------------------------------------
 Telefonos de Mexico SA, 8.25% Sr. Unsec. Nts., 1/26/06   1,700,000      1,882,886
                                                                     --------------
                                                                        18,715,680

-----------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--0.5%
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec.
 Nts., 5/1/07                                             2,745,000      3,079,950
-----------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec.
 Nts., 5/1/11                                               621,000        745,200
                                                                     --------------
                                                                         3,825,150

-----------------------------------------------------------------------------------
 UTILITIES--4.1%
-----------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.1%
 CenterPoint Energy, Inc., 5.875% Nts., 6/1/08 3          2,655,000      2,768,528
-----------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
 6/15/10                                                  3,175,000      3,814,467
-----------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts., 4/15/33                 2,270,000      2,232,186
-----------------------------------------------------------------------------------
 MidAmerican Energy Holdings Co., 5.875% Sr. Nts.,
 10/1/12                                                  3,975,000      4,175,030
-----------------------------------------------------------------------------------
 Niagara Mohawk Power Corp., 5.375% Sr. Unsec.
 Nts., 10/1/04                                            1,210,000      1,243,285
-----------------------------------------------------------------------------------
 Progress Energy, Inc., 6.55% Sr. Unsec. Nts., 3/1/04     4,020,000      4,050,178
-----------------------------------------------------------------------------------
 PSEG Energy Holdings, 7.75% Unsec. Nts., 4/16/07         1,810,000      1,929,913
-----------------------------------------------------------------------------------
 South Carolina Electric & Gas Co., 9% Bonds, 7/15/06       500,000        576,241
-----------------------------------------------------------------------------------
 TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07       1,795,000      2,104,638
                                                                     --------------
                                                                        22,894,466







                           22 | OPPENHEIMER BOND FUND

                                                          PRINCIPAL   MARKET VALUE
                                                             AMOUNT     SEE NOTE 1
-----------------------------------------------------------------------------------
 GAS UTILITIES--1.0%
 Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12     $ 1,880,000  $   2,078,054
-----------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts.,
 11/15/10                                                 4,230,000      5,037,977
                                                                     --------------
                                                                         7,116,031
                                                                     --------------
 Total Corporate Bonds and Notes (Cost $211,893,833)                   224,523,631


                                                             SHARES
-----------------------------------------------------------------------------------
 COMMON STOCKS--0.0%
 Chesapeake Energy Corp.                                        181          2,458
-----------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares 1,10,12    25             --
                                                                     --------------
 Total Common Stocks (Cost $109)                                             2,458

                                                              UNITS
-----------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
 Chesapeake Energy Corp. Wts., Exp. 9/1/04 10                   534             60
-----------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,10               50             --
-----------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10           300              3
-----------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                    1,063            143
-----------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,10             1,980             20
-----------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,10      150             --
-----------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10      200              2
-----------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                  2,028          1,906
-----------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04 1,10                 121,440             --
                                                                     --------------
 Total Rights, Warrants and Certificates (Cost $26,229)                      2,134

                                                          PRINCIPAL
                                                             AMOUNT
-----------------------------------------------------------------------------------
 STRUCTURED NOTES--7.0%
 Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked
 Nts., Series 2003-1, 2.89%, 1/7/05 1,2                $ 14,500,000     14,294,100
-----------------------------------------------------------------------------------
 JPMorgan Chase Bank, TRAC-X NA High Yield T2 Credit
 Default Swap Bonds, 6.05%, 3/25/09 3                    21,960,000     22,591,350
-----------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 2.814%,
 12/10/04 1,2                                            14,500,000     14,626,866
                                                                     --------------
 Total Structured Notes (Cost $50,960,000)                              51,512,316

-----------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.4%
 Undivided interest of 22.45% in joint
 repurchase agreement (Principal
 Amount/Market Value $109,556,000, with
 a maturity value of $109,560,869) with
 Banc One Capital Markets, Inc., 0.80%,
 dated 12/31/03, to be repurchased at
 $24,600,093 on 1/2/04, collateralized
 by U.S. Treasury Bonds, 4.25%,
 11/30/13, with a value of $111,861,618
 (Cost $24,599,000)                                      24,599,000     24,599,000

-----------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $958,584,225)              132.5%   970,016,753
-----------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                        (32.5)  (237,746,757)
                                                         --------------------------
 NET ASSETS                                                   100.0%  $732,269,996
                                                         ==========================





                           23 | OPPENHEIMER BOND FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Identifies issues considered to be illiquid or restricted. See Note 8 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $51,154,970 or 6.99% of the Fund's net assets as of December 31, 2003.
4. When-issued security to be delivered and settled after December 31, 2003. See
Note 1 of Notes to Financial Statements.
5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,882,646 or 1.76% of the Fund's net assets as of December 31, 2003.
6. Issue is in default. See Note 1 of Notes to Financial Statements.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
8. Securities with an aggregate market value of $4,063,469 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Non-income producing security.
11. Interest or dividend is paid-in-kind.
12. Received as the result of issuer reorganization. Currently has minimal market value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           24 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 ASSETS
 Investments, at value (cost $958,584,225)--see accompanying statement (including securities loaned of approximately
 $124,585,000)                                                   $  970,016,753
--------------------------------------------------------------------------------
 Collateral for securities loaned                                   126,958,792
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold on a when-issued basis                              9,203,663
 Interest, dividends and principal paydowns                           7,355,413
 Shares of beneficial interest sold                                   1,009,252
 Futures margins                                                         71,449
 Swap contracts                                                          14,305
 Other                                                                    5,458
                                                                 ---------------
 Total assets                                                     1,114,635,085

--------------------------------------------------------------------------------
 LIABILITIES
 Bank overdraft                                                       3,046,871
--------------------------------------------------------------------------------
 Return of collateral for securities loaned                         126,958,792
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $248,930,616 purchased on a
 when-issued basis)                                                 249,641,250
 Shares of beneficial interest redeemed                               1,991,155
 Distribution and service plan fees                                     430,077
 Transfer and shareholder servicing agent fees                          159,053
 Shareholder reports                                                    101,579
 Trustees' compensation                                                   4,197
 Other                                                                   32,115
                                                                 ---------------
 Total liabilities                                                  382,365,089


--------------------------------------------------------------------------------
 NET ASSETS                                                      $  732,269,996
                                                                 ===============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
 Par value of shares of beneficial interest                      $       70,562
--------------------------------------------------------------------------------
 Additional paid-in capital                                         734,333,540
--------------------------------------------------------------------------------
 Accumulated net investment loss                                       (153,625)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                              (14,134,735)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                          12,154,254
                                                                 ---------------
 NET ASSETS                                                      $  732,269,996
                                                                 ===============




                           25 | OPPENHEIMER BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $382,966,195 and 36,897,323 shares of beneficial interest
 outstanding)                                                             $10.38
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                              $10.90
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $197,774,328 and 19,063,533 shares of beneficial interest
 outstanding)                                                             $10.37
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $90,582,741 and 8,722,042 shares of beneficial interest
 outstanding)                                                             $10.39
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,731,759 and 1,709,112 shares of beneficial interest
 outstanding)                                                             $10.37
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $43,214,973 and 4,170,188 shares of beneficial
 interest outstanding)                                                    $10.36



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           26 | OPPENHEIMER BOND FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest                                                          $32,372,128
--------------------------------------------------------------------------------
 Fee income                                                          1,125,212
--------------------------------------------------------------------------------
 Portfolio lending fees                                                 60,075
--------------------------------------------------------------------------------
 Dividends                                                               8,864
                                                                   -------------
 Total investment income                                            33,566,279

--------------------------------------------------------------------------------
 EXPENSES
 Management fees                                                     4,181,296
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               941,996
 Class B                                                             2,169,057
 Class C                                                               963,615
 Class N                                                                76,596
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               955,209
 Class B                                                               586,876
 Class C                                                               231,884
 Class N                                                                62,032
 Class Y                                                                12,308
--------------------------------------------------------------------------------
 Shareholder reports                                                   225,850
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            36,708
--------------------------------------------------------------------------------
 Trustees' compensation                                                 18,358
--------------------------------------------------------------------------------
 Other                                                                  46,506
                                                                   -------------
 Total expenses                                                     10,508,291
 Less reduction to custodian expenses                                   (8,690)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class A                                                    (7,315)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                    (3,615)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class C                                                    (1,065)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class N                                                    (9,907)
                                                                   -------------
 Net expenses                                                       10,477,699

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              23,088,580

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
 Investments                                                        21,289,204
 Closing of futures contracts                                          866,933
 Foreign currency transactions                                         (27,850)
                                                                   -------------
 Net realized gain                                                  22,128,287
--------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                        (6,819,806)
 Futures contracts                                                   1,968,156
                                                                   -------------
 Net change in unrealized appreciation                              (4,851,650)

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $40,365,217
                                                                   =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                           27 | OPPENHEIMER BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 YEAR ENDED DECEMBER 31,                                        2003          2002
-----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                  $ 23,088,580  $ 30,464,992
-----------------------------------------------------------------------------------
 Net realized gain (loss)                                 22,128,287    (7,612,737)
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation                    (4,851,650)   34,687,515
                                                        ---------------------------
 Net increase in net assets resulting from operations     40,365,217    57,539,770

-----------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                 (12,883,312)  (17,305,847)
 Class B                                                  (5,633,516)   (8,774,067)
 Class C                                                  (2,529,340)   (3,484,678)
 Class N                                                    (458,521)     (336,619)
 Class Y                                                  (1,457,612)     (566,370)

-----------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  17,502,933    62,352,666
 Class B                                                 (24,959,463)   47,304,042
 Class C                                                  (2,398,431)   30,141,408
 Class N                                                   6,099,045     8,695,344
 Class Y                                                  17,894,037    19,741,029

-----------------------------------------------------------------------------------
 NET ASSETS
 Total increase                                           31,541,037   195,306,678
-----------------------------------------------------------------------------------
 Beginning of period                                     700,728,959   505,422,281
                                                        ---------------------------
 End of period [including accumulated net investment
 income (loss) of $(153,625) and $19,856, respectively] $732,269,996  $700,728,959
                                                        ===========================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           28 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 CLASS A       YEAR ENDED DECEMBER 31           2003       2002      2001      2000      1999
------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period         $10.14     $ 9.74     $9.79     $9.97    $10.86
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .35        .54       .73       .73       .71
 Net realized and unrealized gain (loss)         .24        .40      (.05)     (.18)     (.89)
                                              --------------------------------------------------
 Total from investment operations                .59        .94       .68       .55      (.18)
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.35)      (.54)     (.73)     (.73)     (.71)
------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.38     $10.14     $9.74     $9.79    $ 9.97
                                              ==================================================

------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             5.87%     10.06%     7.05%     5.80%    (1.65)%

------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $382,966   $356,480  $280,132  $202,833  $220,502
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $382,420   $316,279  $237,232  $205,883  $251,190
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          3.39%      5.47%     7.31%     7.48%     6.88%
 Total expenses                                 1.10% 3,4  1.10% 3   1.23% 3   1.31% 3   1.24% 3
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         111%       151%      162%      255%      238%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           29 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------


 CLASS B   YEAR ENDED DECEMBER 31               2003       2002      2001     2000      1999
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------
 Net asset value, beginning of period         $10.13     $ 9.73     $9.79    $9.96    $10.86
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .27        .47       .65      .66       .63
 Net realized and unrealized gain (loss)         .24        .40      (.05)    (.17)     (.90)
                                              -------------------------------------------------
 Total from investment operations                .51        .87       .60      .49      (.27)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.27)      (.47)     (.66)    (.66)     (.63)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.37     $10.13     $9.73    $9.79    $ 9.96
                                              =================================================

-----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             5.05%      9.26%     6.14%    5.11%    (2.48)%

-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)   $197,774   $217,789  $161,998  $83,637   $94,845
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $216,853   $187,343  $118,521  $83,394   $95,285
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          2.61%      4.68%     6.60%    6.71%     6.13%
 Total expenses                                 1.87% 3,4  1.85% 3   1.99% 3  2.07% 3   1.99% 3
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                         111%       151%      162%     255%      238%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           30 | OPPENHEIMER BOND FUND

 CLASS C    YEAR ENDED DECEMBER 31              2003       2002     2001      2000      1999
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period         $10.14     $ 9.74   $ 9.80    $ 9.97    $10.87
-----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .27        .47      .65       .66       .63
 Net realized and unrealized gain (loss)         .25        .40     (.05)     (.17)     (.90)
                                              -------------------------------------------------
 Total from investment operations                .52        .87      .60       .49      (.27)
-----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.27)      (.47)    (.66)     (.66)     (.63)
-----------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.39     $10.14    $9.74     $9.80    $ 9.97
                                              =================================================

-----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             5.18%      9.26%    6.14%     5.11%    (2.47)%

-----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)    $90,583    $90,800  $57,049   $24,303   $24,143
-----------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $96,361    $75,531  $36,886   $22,605   $24,218
-----------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          2.64%      4.61%    6.65%     6.71%     6.13%
 Total expenses                                 1.84% 3,4  1.83% 3  1.98% 3   2.07% 3   1.99% 3
-----------------------------------------------------------------------------------------------
 Portfolio turnover rate                         111%       151%     162%      255%      238%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           31 | OPPENHEIMER BOND FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS N     YEAR ENDED DECEMBER 31                         2003      2002      2001 1
--------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                     $10.13   $  9.73    $10.02
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .31       .51       .61
 Net realized and unrealized gain (loss)                     .24       .40      (.29)
                                                          ----------------------------
 Total from investment operations                            .55       .91       .32
--------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.31)     (.51)     (.61)
--------------------------------------------------------------------------------------
 Net asset value, end of period                           $10.37    $10.13    $ 9.73
                                                          ============================

--------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                         5.51%     9.73%     3.18%

--------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                $17,732   $11,302    $2,176
--------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $15,338   $ 7,071    $  768
--------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      3.03%     4.76%     7.87%
 Total expenses                                             1.50%     1.44%     1.37%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                 1.44%      N/A 4     N/A 4
--------------------------------------------------------------------------------------
 Portfolio turnover rate                                     111%      151%      162%


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           32 | OPPENHEIMER BOND FUND

 CLASS Y     YEAR ENDED DECEMBER 31             2003      2002     2001      2000      1999
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period         $10.12    $ 9.72   $ 9.78     $9.95    $10.86
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .39       .59      .76       .85       .76
 Net realized and unrealized gain (loss)         .24       .40     (.05)     (.18)     (.91)
                                               ----------------------------------------------
 Total from investment operations                .63       .99      .71       .67      (.15)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income           (.39)     (.59)    (.77)     (.84)     (.76)
---------------------------------------------------------------------------------------------
 Net asset value, end of period                $10.36    $10.12    $9.72    $9.78    $ 9.95
                                               ==============================================

---------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             6.35%    10.58%    7.30%     7.13%    (1.37)%

---------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)    $43,215   $24,358   $4,067      $877      $186
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $38,398   $10,243   $2,286      $340      $ 31
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          3.80%     5.53%    7.85%     7.92%     7.94%
 Total expenses                                 0.63%     0.63%    0.94%     0.83%     0.83%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses      N/A 3     N/A 3   0.92%      N/A 3     N/A 3
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                         111%      151%     162%      255%      238%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           33 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Bond Fund (the Fund) is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income by investing mainly in debt instruments. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).






                           34 | OPPENHEIMER BOND FUND

--------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2003, the market value of these securities comprised 7.0% of the Fund's net assets, and resulted in unrealized gains of $552,325.

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of December 31, 2003, the Fund had entered into net when issued commitments of $239,726,953.
    In connection with its ability to purchase securities on a when issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as fee income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2003, securities with an aggregate market value of $279,427, representing 0.04% of the Fund's net assets, were in default.






                           35 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
       UNDISTRIBUTED  UNDISTRIBUTED       ACCUMULATED   OTHER INVESTMENTS
       NET INVESTMENT     LONG-TERM              LOSS  FOR FEDERAL INCOME
       INCOME                  GAIN  CARRYFORWARD 1,2        TAX PURPOSES
       ------------------------------------------------------------------
       $--                      $--       $12,872,589         $10,892,107

1. As of December 31, 2003, the Fund had $12,872,589 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:





                           36 | OPPENHEIMER BOND FUND

                              EXPIRING
                              ----------------------
                              2008       $ 4,642,447
                              2010         8,230,142
                                         -----------
                              Total      $12,872,589
                                         ===========


 2. During the fiscal year December 31, 2003, the Fund utilized $21,308,857 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year December 31, 2002, the Fund did not utilize any capital loss carryforwards.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                                      REDUCTION TO             INCREASE TO
                                       ACCUMULATED         ACCUMULATED NET
               INCREASE TO          NET INVESTMENT           REALIZED LOSS
               PAID-IN CAPITAL              INCOME          ON INVESTMENTS
               -----------------------------------------------------------
               $1,790,099                 $299,760              $1,490,339

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2003     DECEMBER 31, 2002
               -----------------------------------------------------------
               Distributions paid from:
               Ordinary income           $22,962,301           $30,467,581

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities             $  959,138,951
                 Federal tax cost of other investments         185,187,703
                                                            --------------
                 Total federal tax cost                     $1,144,326,654
                                                            ==============

                 Gross unrealized appreciation              $   21,173,879
                 Gross unrealized depreciation                 (10,281,772)
                                                            --------------
                 Net unrealized appreciation                $   10,892,107
                                                            ==============





                           37 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         YEAR ENDED DECEMBER 31, 2003   YEAR ENDED DECEMBER 31, 2002
                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                       17,721,848  $ 181,436,083     19,523,565   $ 190,912,803
 Dividends and/or
 distributions reinvested    1,002,817     10,309,580      1,332,946      13,008,001
 Redeemed                  (16,990,568)  (174,242,730)   (14,464,664)   (141,568,138)
                           ---------------------------------------------------------
 Net increase                1,734,097  $  17,502,933      6,391,847   $  62,352,666
                           =========================================================





                           38 | OPPENHEIMER BOND FUND

                        YEAR ENDED DECEMBER 31, 2003  YEAR ENDED DECEMBER 31, 2002
                                SHARES        AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS B
 Sold                        6,543,598  $ 66,993,404     11,531,204   $112,485,723
 Dividends and/or
 distributions reinvested      416,679     4,280,170        627,150      6,115,604
 Redeemed                   (9,390,171)  (96,233,037)    (7,311,701)   (71,297,285)
                            -------------------------------------------------------
 Net increase (decrease)    (2,429,894) $(24,959,463)     4,846,653   $ 47,304,042
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                        4,137,840  $ 42,416,735      6,200,611   $ 60,525,606
 Dividends and/or
 distributions reinvested      188,926     1,943,214        248,419      2,427,454
 Redeemed                   (4,556,213)  (46,758,380)    (3,353,754)   (32,811,652)
                            -------------------------------------------------------
 Net increase (decrease)      (229,447) $ (2,398,431)     3,095,276   $ 30,141,408
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS N
 Sold                        1,180,184  $ 12,109,063      1,312,556   $ 12,804,206
 Dividends and/or
 distributions reinvested       43,725       449,358         33,325        325,615
 Redeemed                     (630,145)   (6,459,376)      (454,081)    (4,434,477)
                            -------------------------------------------------------
 Net increase                  593,764  $  6,099,045        891,800   $  8,695,344
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS Y
 Sold                        2,667,388  $ 27,169,896      3,708,804   $ 36,157,404
 Dividends and/or
 distributions reinvested       22,711       233,571          3,715         36,236
 Redeemed                     (926,456)   (9,509,430)    (1,724,443)   (16,452,611)
                            -------------------------------------------------------
 Net increase                1,763,643  $ 17,894,037      1,988,076   $ 19,741,029
                            =======================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $944,210,054 and $918,468,399, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.60% of the first $200 million of average annual net assets of the Fund, 0.57% of the next $200 million, 0.54% of the next $200 million, 0.51% of the next $200 million, 0.45% of the next $200 million and 0.35% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $1,730,004 to OFS for services to the Fund.






                           39 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund, or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B, Class C and Class N shares was $4,796,069, $1,495,270 and $320,169, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                     CLASS A       CLASS B       CLASS C       CLASS N
                       CLASS A    CONTINGENT    CONTINGENT    CONTINGENT    CONTINGENT
                     FRONT-END      DEFERRED      DEFERRED      DEFERRED      DEFERRED
                 SALES CHARGES SALES CHARGES SALES CHARGES SALES CHARGES SALES CHARGES
                   RETAINED BY   RETAINED BY   RETAINED BY   RETAINED BY   RETAINED BY
 YEAR ENDED        DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR
--------------------------------------------------------------------------------------
 December 31, 2003    $429,092       $37,749      $773,520       $21,673       $49,744


--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.





                           40 | OPPENHEIMER BOND FUND

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.





                           41 | OPPENHEIMER BOND FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
 As of December 31, 2003, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                               EXPIRATION   NUMBER OF    VALUATION AS OF    APPRECIATION
 CONTRACT DESCRIPTION               DATES   CONTRACTS  DECEMBER 31, 2003  (DEPRECIATION)
-----------------------------------------------------------------------------------------
 CONTRACTS TO PURCHASE
 U.S. Treasury Nts., 10 yr.       3/22/04         688        $77,238,750      $1,152,014
                                                                              -----------

 CONTRACTS TO SELL
 U.S. Long Bonds                  3/22/04          31          3,388,688         (39,554)
 U.S. Treasury Nts., 2 yr.        3/30/04         331         70,849,516        (271,461)
 U.S. Treasury Nts., 5 yr.        3/22/04         302         33,710,750        (133,578)
                                                                              -----------
                                                                                (444,593)
                                                                              -----------
                                                                              $  707,421
                                                                              ===========


--------------------------------------------------------------------------------
 7. TOTAL RETURN SWAP CONTRACTS
 The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

 As of December 31, 2003, the Fund had entered into the following total return swap agreements:

                                    PAID BY        RECEIVED BY
 SWAP           NOTIONAL        THE FUND AT        THE FUND AT  TERMINATION    UNREALIZED
 COUNTERPARTY     AMOUNT  DECEMBER 31, 2003  DECEMBER 31, 2003         DATE  APPRECIATION
-----------------------------------------------------------------------------------------
                                                Value of total
                                                     return of
                                                        Lehman
 Deutsche Bank                   One-Month            Brothers
 AG          $15,634,000        LIBOR Flat           CMBS Index     6/30/04       $14,305

--------------------------------------------------------------------------------
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was



                           42 | OPPENHEIMER BOND FUND

 $54,527,392, which represents 7.45% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                      ACQUISITION                VALUATION AS OF    UNREALIZED
 SECURITY                                   DATES     COST     DECEMBER 31, 2003  DEPRECIATION
----------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications, Inc., Series B,
 Escrow Shares                            1/14/01   $  100                   $--      $   100
 Real Time Data Co. Wts., Exp. 5/31/04    6/30/99    1,214                    --        1,214


--------------------------------------------------------------------------------
 9. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Fund had on loan securities valued at approximately $124,585,000. Cash of $126,958,792 was received as collateral for the loans, and has been invested in approved instruments.


--------------------------------------------------------------------------------
 10. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.




                           43 | OPPENHEIMER BOND FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Bond Fund, a series of Oppenheimer Integrity Funds, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Bond Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004




                           44 | OPPENHEIMER BOND FUND

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended December 31, 2003 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.



                           45 | OPPENHEIMER BOND FUND

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE;
FUND, LENGTH OF SERVICE, AGE     NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEES

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
TRUSTEES                         EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR
                                 REMOVAL.

WILLIAM L. ARMSTRONG,            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board            (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                 (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Trustee (since 1999)             private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                          Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                 Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                 UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                 Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                 Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                 2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                 Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)             equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                          Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                 Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                 (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                 Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                 Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Trustee (since 1997)             March 1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
Age: 67                          OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                 February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December
                                 1991) of the Centennial Asset Management Corporation; Vice President (since October 1989) and
                                 Treasurer (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January
                                 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager);
                                 Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of
                                 Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President,
                                 Treasurer and Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                 transfer agent subsidiary of the Manager); Assistant Treasurer (since March 1998) of
                                 Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since November
                                 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager);
                                 Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an
                                 investment advisory subsidiary of the Manager); Chief Executive Officer and director (since
                                 March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                 Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                 (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.










                           46 | OPPENHEIMER BOND FUND

EDWARD L. CAMERON,               A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Trustee (since 1999)             Formerly (March 2001-May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                          held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                 Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                   Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Trustee (since 1990)             foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                          company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                 Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                    Director of Colorado Uplift (a non-profit charity (since September 1984). Formerly (until
Trustee (since 1996)             October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                          Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,             Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2002)             (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                          Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                 California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                 International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                 Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                 Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                Chairman and CEO (since 2003) of Steele Street State Bank (a commercial ban ing entity);
Trustee (since 2002)             Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                          Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                 U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Trustee (since 2000)             (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                          Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                 President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                 Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998-2003); Chairman
                                 (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief
                                 Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank
                                 (formerly Springfield







                           47 | OPPENHEIMER BOND FUND

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


F. WILLIAM MARSHALL, JR.,        Institution for Savings) and Executive Vice President (January 1999-July 1999) of Peoples
Continued                        Heritage Financial Group, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                      NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                 OR REMOVAL.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee            2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since 2001)                     and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                          Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                 Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                 Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                 OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                 Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                 November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                 (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                 Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                 Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                 Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                 (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                 Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                 1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                 President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                 Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                 Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                 Director/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MANIOUDAKIS AND ZACK,
                                 TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803
                                 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS
                                 OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,              Senior Vice President of the Manager (since April 2002); an officer of 12 portfolios in the
Vice President (since 2002)      OppenheimerFunds complex; formerly Executive Director and portfolio manager for Miller,
Age: 36                          Anderson & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April
                                 2002).








                           48 | OPPENHEIMER BOND FUND

BRIAN W. WIXTED,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)           1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                          Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                 Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                 Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                 Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                 Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                 Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                 An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  General Counsel (since November 2001) of the Manager; Executive Vice President (since January
Vice President and Secretary     2004) and General Counsel (since February 2002) of OppenheimerFunds, Inc.; General Counsel and
(since 2001)                     a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice President
Age: 55                          and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                                 President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.;
                                 Senior Vice President, General Counsel and a director (since November 2001) of Shareholder
                                 Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc., OFI Trust
                                 Company and OFI Institutional Asset Management, Inc.; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November
                                 2001) of OppenheimerFunds International Ltd.; Vice President (since November 2001) of
                                 OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition
                                 Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                 Assistant Secretary of Shareholder Services, Inc. (May 1985- November 2001), Shareholder
                                 Financial Services, Inc. (November 1989- November 2001); OppenheimerFunds International Ltd.
                                 and OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the
                                 OppenheimerFunds complex.







THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                           49 | OPPENHEIMER BOND FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $16,000 in fiscal 2003 and $15,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



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ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)